COMMON AND PREFERRED STOCK (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended				4 Months Ended	12 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 08, 2014	Apr. 30, 2014 Placement Agent [Member]	Apr. 30, 2014 Two Executive Officers [Member]	Apr. 30, 2014 Warrant [Member] Placement Agent [Member]	Apr. 30, 2014 Warrant [Member] Two Executive Officers [Member]	Oct. 31, 2013 Common stock [Member]	Dec. 31, 2012 Common stock [Member]	Jun. 30, 2014 Series A convertible preferred stock [Member]	Dec. 31, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Sep. 30, 2012 Series A-1 convertible preferred stock [Member]	Dec. 31, 2013 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Series A-1 convertible preferred stock [Member]	Jun. 30, 2014 Series A-1 convertible preferred stock [Member]	Sep. 30, 2013 Series A-2 convertible preferred stock [Member]	Jun. 30, 2014 Series A-2 convertible preferred stock [Member]	Jun. 30, 2013 Series A-2 convertible preferred stock [Member]	Dec. 31, 2013 Series A-2 convertible preferred stock [Member]	Dec. 31, 2012 Series A-2 convertible preferred stock [Member]	Apr. 30, 2014 Series B convertible preferred stock [Member]	Jun. 30, 2014 Series B convertible preferred stock [Member]	Jun. 30, 2013 Series B convertible preferred stock [Member]	Dec. 31, 2013 Series B convertible preferred stock [Member]	Apr. 30, 2014 Series B convertible preferred stock [Member] Placement Agent [Member]	Apr. 30, 2014 Series B convertible preferred stock [Member] Two Executive Officers [Member]
Class of Stock [Line Items]
Retirement of treasury stock, shares											1,358,465
Issuance of common stock, shares										234,648
Issuance of common stock			$ 63,354							$ 63,354
Preferred stock, shares issued												2,766,926	2,766,926	2,766,926	2,047,207	2,047,207	2,047,207	2,047,207	1,833,798	1,833,798		1,833,798		948,823	948,823		0
Equity issuance, price per share															$ 1.30				$ 1.45					$ 2.125
Proceeds from issuance of convertible preferred stock, net of issuance costs															2,608,190		2,608,190		2,540,975		1,480,005	2,540,975		1,597,860	1,597,860
Stock issuance costs						81,000									53,179				118,032					418,390
Preferred stock, liquidation preference per share													$ 1.16			$ 1.30						$ 1.45
Common stock, shares authorized		24,000,000	15,000,000	15,000,000	24,000,000
Preferred stock, shares authorized			9,788,813		12,000,000							2,879,000	2,879,000	2,879,000		3,461,538	3,461,538	3,461,538		3,448,275		3,448,275	3,448,275		2,211,187		2,211,187
Number of shares callable from warrants	694,444											41,659	41,659															38,259	105,881
Exercise price of warrants	$ 0.27											$ 1.16	$ 1.16															$ 2.125
Term of warrants	10 years																											5 years
Fair value of warrants						49,854	137,770
Expected term								5 years	5 years
Exercise price		$ 0.270	$ 0.270	$ 0.270					$ 2.125
Volatility rate		68.00%	53.00%	50.00%				74.60%	74.60%
Risk-free interest rate		2.73%	1.74%	0.70%				1.72%	1.63%
Stock based compensation expense		$ 57,404